ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Components of Accrued Expenses
Accrued expenses is comprised of the following:

	Successor	Predecessor
(in thousands of $)	December 31, 2022	December 31, 2021
Interest expense	37,056	52,700
Vessel operating expenses	7,688	3,974
Administrative expenses	6,135	2,194
Current tax payable	396	226
Accrued expenses	51,275	59,094